Sales (Sales to Single Customers Exceeding 10% of Sales) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenue, Major Customer [Line Items]
Sales	$ 73,298	[1]	$ 48,729	[1]	$ 39,633	[1]
Customer "A" [Member]
Revenue, Major Customer [Line Items]
Sales	24,512		10,809		4,882
Customer "B" [Member]
Revenue, Major Customer [Line Items]
Sales		[2]	$ 8,714		$ 4,195

[1]	Including sales to related parties in the amount of US$ 350 thousand, US$ 558 thousand and US$ 851 thousand in 2011, 2012 and 2013, respectively.
[2]	Less than 10% of sales.